Employee compensation and benefits - Benefits expected to be paid from plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 113
Principal plan
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Other plans
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 113
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years 10 months 24 days	13 years 2 months 12 days
Pension Plan | Principal plan | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 1,125
Pension Plan | Principal plan | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,160
Pension Plan | Principal plan | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,196
Pension Plan | Principal plan | 2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,234
Pension Plan | Principal plan | 2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,273
Pension Plan | Principal plan | 2029-2033
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 6,988
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years 3 months 18 days	10 years 2 months 12 days
Pension Plan | Other plans | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 465
Pension Plan | Other plans | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	473
Pension Plan | Other plans | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	456
Pension Plan | Other plans | 2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	478
Pension Plan | Other plans | 2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	476
Pension Plan | Other plans | 2029-2033
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,403